Subsequent Event - Additional Information (Detail)				2 Months Ended	4 Months Ended
	Mar. 07, 2018 USD ($) $ / shares	Feb. 02, 2018 USD ($)	Jul. 31, 2017 USD ($)	Feb. 28, 2018 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2017
Subsequent Event [Line Items]
Aggregate principal amount			$ 350,000,000		$ 350,000,000
Debt instrument maturity year			2022
Offer | Predecessor
Subsequent Event [Line Items]
Debt instrument repurchase period					60 days
Offer | Minimum | Predecessor
Subsequent Event [Line Items]
Net proceeds realized from asset sales exceed amount			$ 10,000,000		$ 10,000,000
Subsequent Event | Tendered Notes
Subsequent Event [Line Items]
Aggregate principal amount	$ 46,023
Consideration received by holders from principal amount of per notes | $ / shares	$ 1.00
Consideration received by holders from principal amount of notes	$ 1.00
Cash equal to difference between offer amount and principal amount	$ 24,700,000
Subsequent Event | Offer | Senior Secured Notes
Subsequent Event [Line Items]
Debt instrument fixed interest rate		8.00%
Debt instrument maturity year		2022
Debt instrument maturity date		Mar. 06, 2018
Subsequent Event | Offer | Senior Secured Notes | Maximum
Subsequent Event [Line Items]
Aggregate principal amount		$ 24,700,276
Devaluation Of Angolan kwanza Versus US Dollar
Subsequent Event [Line Items]
Foreign currency exchange rate						168
Devaluation Of Angolan kwanza Versus US Dollar | Subsequent Event
Subsequent Event [Line Items]
Foreign currency exchange rate				213
Percentage of devaluation of currency				27.00%
Estimated exchange loss				$ 14,000,000
Percentage of foreign exchange loss recognized				49.00%
Devaluation Of Angolan kwanza Versus US Dollar | Subsequent Event | Sonatide joint venture
Subsequent Event [Line Items]
Estimated exchange loss				$ 28,000,000